Note 37 Other operating income (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Other operating income [Line Items]
Financial income from non financial services	€ 168,000,000	€ 115,000,000
Hiperinflation Adjustments	82,000,000	39,000,000
Miscellaneous other operating income	90,000,000	67,000,000
Total Other operating income	340,000,000	221,000,000
Disclosure of other operating expense [Line Items]
Change in inventories	83,000,000	55,000,000
Contribution To Guaranteed Banks Deposits Funds	401,000,000	381,000,000
Hiperinflation Adjustments other operating expense	280,000,000	161,000,000
Miscellaneous other operating expense	232,000,000	218,000,000
Total other operating expense	€ 997,000,000	€ 814,000,000